Financial risk management (Details) $ / shares in Units, € in Thousands, £ in Millions, $ in Millions		12 Months Ended
	Dec. 22, 2017 EUR (€)	Dec. 31, 2019 GBP (£) $ / shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Financial risk
Proceeds from issuance of long-term debt			€ 529	€ 1,639	€ 12,612
increase/decrease of the price per ADR | $ / shares		$ 1.00
Increase/decrease of the derivative financials instrument			€ 1,100
Interest rate risk
Financial risk
Change in interest rate( as a percent)			10.00
Impact of change in interest rate			€ 2
Eurozone | Foreign exchange risk
Financial risk
Percentage of revenue generated			30.60%
Revenue invoiced (as a percent)			62.00%	70.00%	70.00%
voxeljet UK
Financial risk
Amount borrowed by affiliate		$ 7.8					€ 9,100
Increase in designated risk component (as a percent)		10.00%				10.00%	10.00%
Loss due to relative change							€ 800
voxeljet America
Financial risk
Amount borrowed by affiliate						$ 5.6	€ 5,000
Increase in designated risk component (as a percent)		10.00%				10.00%	10.00%
Loss due to relative change							€ 500
EIB-Tranche one | Interest rate risk
Financial risk
Proceeds from issuance of long-term debt	€ 10,000
Effective interest rate (as a percent)		7.58%				7.58%	7.58%